Share-Based Comepsantion (Details)							1 Months Ended	3 Months Ended	6 Months Ended			12 Months Ended
		Jun. 21, 2024 USD ($) $ / shares shares	Jul. 31, 2023 USD ($) $ / shares shares	Jun. 21, 2022 shares	Jan. 01, 2022 USD ($) $ / shares shares	Jan. 01, 2022 $ / shares shares	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) $ / shares shares		Jun. 30, 2023 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares		Dec. 31, 2022 USD ($) $ / shares shares	Mar. 31, 2024 shares	Mar. 31, 2023 shares	Dec. 31, 2021 shares
Share-Based Compensation [Line Items]
Outstanding share options (in Shares)						57,500	602,500	602,500	385,000		602,500	590,000		817,500	397,500	805,000	855,000
Percentage of issued shares									10.00%			20.00%
Exercise price (in Dollars per share) | $ / shares									$ 11.5
Share-based compensation expenses | $		$ 107,712	$ 331,250								$ 45	$ 45		$ 12,531
Common stock, shares issued (in Shares)	[1]								46,859,633			37,488,807
Issuance settle outstanding liabilities | $											609,958
Common stock, per share (in Dollars per share) | $ / shares									$ 0.0001	[1]		$ 0.0001	[1]	$ 0.0001
Outstanding liabilities | $							$ 143,074
Share-based settlement expenses | $											$ 461,566	$ 479,174
Liabilities | $									$ 7,060,745			$ 756,289		$ 809,009
Price per shares (in Dollars per share) | $ / shares		$ 2.56
Founder shares (in Shares)				505,000
Number of shares transfered (in Shares)		429,350
Fair value of shares | $		$ 107,712
price per shares (in Dollars per share) | $ / shares		$ 0.25
Mr. Wellen Sham [Member]
Share-Based Compensation [Line Items]
Common stock, shares issued (in Shares)									2,183,887			17,008,312
Issuance settle outstanding liabilities | $									$ 609,958			$ 609,958
Common stock, per share (in Dollars per share) | $ / shares							$ 0.048	$ 0.048	$ 0.49		$ 0.048	$ 0.048
Fair value | $									$ 1,071,524			$ 1,071,524
Outstanding liabilities | $									461,566			461,566
Share-based settlement expenses | $									$ 461,566			$ 461,566
Mr. Wellen Sham [Member] | Share-Based Payment Arrangement [Member]
Share-Based Compensation [Line Items]
Common stock, per share (in Dollars per share) | $ / shares												$ 0.048
Investors [Member]
Share-Based Compensation [Line Items]
Share-based compensation expenses | $			$ 331,250
Common stock, shares issued (in Shares)			2,835,526
Common stock, per share (in Dollars per share) | $ / shares			$ 0.048
Fair value | $			$ 1,391,250
Cash consideration | $			$ 1,060,000
Investors [Member] | Share-Based Payment Arrangement [Member]
Share-Based Compensation [Line Items]
Common stock, shares issued (in Shares)			22,083,334
Common stock, per share (in Dollars per share) | $ / shares			$ 0.063
Ms. Wanda Tong [Member]
Share-Based Compensation [Line Items]
Share-based compensation expenses | $			$ 17,608
Common stock, shares issued (in Shares)			150,727
Common stock, per share (in Dollars per share) | $ / shares			$ 0.048						$ 0.49			$ 0.063
Fair value | $			$ 73,953
Consulting service fees | $									$ 56,346			$ 56,346
Liabilities | $			$ 17,608
Ms. Wanda Tong [Member] | Share-Based Payment Arrangement [Member]
Share-Based Compensation [Line Items]
Common stock, shares issued (in Shares)			1,173,878
One-Year Anniversary [Member]
Share-Based Compensation [Line Items]
Exercised grant percentage												25.00%
Two-Year Anniversary [Member]
Share-Based Compensation [Line Items]
Exercised grant percentage												25.00%
Three-Year Anniversary [Member]
Share-Based Compensation [Line Items]
Exercised grant percentage												25.00%
Four-Year Anniversary [Member]
Share-Based Compensation [Line Items]
Exercised grant percentage												25.00%
Director [Member]
Share-Based Compensation [Line Items]
Common stock, shares issued (in Shares)															90,000
Grant date fair value | $									$ 900,000
Price per shares (in Dollars per share) | $ / shares									$ 10
Number of shares transfered (in Shares)		429,350
Class B Shares [Member]
Share-Based Compensation [Line Items]
Outstanding share options (in Shares)						2,024
Class A Shares [Member]
Share-Based Compensation [Line Items]
Exercise price (in Dollars per share) | $ / shares						$ 5
Common stock, per share (in Dollars per share) | $ / shares									$ 0.0001
Common Stock [Member] | Investors [Member]
Share-Based Compensation [Line Items]
Common stock, per share (in Dollars per share) | $ / shares			$ 0.49
Class A Shares [Member]
Share-Based Compensation [Line Items]
Outstanding share options (in Shares)
Exercised grant percentage												50.00%
Stock options granted (in Shares)					33,840,000
Exercise price | $ / shares						$ 1
Vesting period					2 years
Employees exercised stock option | $					$ 33,400,000
Vested share options (in Shares)					440,000
Class A Shares [Member] | One-Year Anniversary [Member]
Share-Based Compensation [Line Items]
Exercised grant percentage												50.00%
Class B Shares [Member]
Share-Based Compensation [Line Items]
Stock options granted (in Shares)					980,000
Exercise price | $ / shares					$ 1
Vesting period					4 years
Vested share options (in Shares)					182,500
Class C Shares [Member]
Share-Based Compensation [Line Items]
Outstanding share options (in Shares)						797,500
Stock options granted (in Shares)					60,000
Exercise price | $ / shares					$ 1.5
Vesting period					4 years
Vested share options (in Shares)					2,500

[1]	The share information and additional paid-in capital are presented on a retroactive basis to reflect the reverse recapitalization on June 21, 2024 (see the discussion under the heading “Reverse Recapitalization” in “Note 1 – Organization and Business Description”).